38. Insurance	12 Months Ended
Dec. 31, 2018
Insurance
Insurance

Details by peril type and effective date of the main insurance policies can be seen below:

	End	Insured
Policy	of term	amount
Nominated Risks	08.24.2019	2,226,749
Operational risks - UHE Colíder	11.01.2019	988,398
Operational risks - UEG Araucária (a)	11.30.2019	849,558
Operational risks - HPP Governador Jayme Canet Junior	11.23.2019	799,290
Operational risks - Brisa Potiguar	06.27.2019	770,713
Fire - owned and rented facilities	08.24.2019	619,414
Operational risks - São Bento	06.27.2019	489,357
Operational risks - Elejor	03.11.2020	302,616
Legal guarantee - Office of the General Counsel to the National Treasury	05.10.2020	326,712
(a) The values of the insured of operating risks - UEG Araucária have been translated from USD into BRL, with the current rate R$ 3.8748 as of December 31, 2018.

In addition to the insurance policies listed above, the Company takes out other insurance policies with lower values, such as: for liability of Directors and Officers (D&O), general civil liability, payment guarantee, sundry perils, national and international transportation, life, aircraft and vehicles. The guarantee insurance taken out by the subsidiaries, joint ventures and associates have Copel and/or Copel GeT as guarantor, within the limits of their share of interest in each project.